OTHER CURRENT LIABILITIES OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2019
Other Liabilities Disclosure [Abstract]
OTHER CURRENT LIABILITIES	OTHER CURRENT LIABILITIES

(in thousands of $)	2019	2018
Deferred and prepaid charter revenue	10,000	7,562
Employee taxes	3,117	195
Other items	162	575
	13,279	8,332